Commitments and Contingencies - Additional Information - Sevan Marine ASA (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Equity method investment, ownership interest	17.62%
Sevan Marine ASA [Member]
Loss Contingencies [Line Items]
Equity method investment, ownership interest	43.00%
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Sevan Marine ASA [Member]
Loss Contingencies [Line Items]
Bond loan	$ 60,000,000
Estimated claim	50,000,000
Bond loan payable	18,800,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Sevan Marine ASA [Member] | Vendor Credit Loan [Member]
Loss Contingencies [Line Items]
Bond loan	41,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Sevan Marine ASA [Member] | Cash Loan [Member]
Loss Contingencies [Line Items]
Bond loan	$ 19,000,000